Right-of-use asset and lease liability:	12 Months Ended
Dec. 31, 2021
Right-of-use asset and lease liability:
Right-of-use asset and lease liability:

5.    Right-of-use asset and lease liability:

BELLUS Health Inc.’s leases are mainly real estate leases for office space.

The Company leases office space in Laval, Quebec, Canada. On November 16, 2021, the lease was amended for the expansion of the leased office space, and for the extension of the initial lease term through December 31, 2024 (previous expiry date on September 30, 2023).

5.   Right-of-use asset and lease liability (continued):

Right-of-use asset:

Carrying
value

Cost:
Balance as at December 31, 2019	$326
Additions to right-of-use asset	535
Derecognition due to lease modification	(59)
Balance as at December 31, 2020	802
Additions to right-of-use asset	545
Balance as at December 31, 2021	$1,347

Accumulated amortization:
Balance as at December 31, 2019	$(122)
Depreciation	(179)
Balance as at December 31, 2020	(301)
Depreciation	(193)
Balance as at December 31, 2021	$(494)

Net carrying value:
Balance as at December 31, 2020	$501
Balance as at December 31, 2021	853

5.   Right-of-use asset and lease liability (continued):

Lease liability:

Carrying
value

Balance as at December 31, 2019	$188

Additions to lease liability	535
Derecognition due to lease modification	(55)

Interest expense	17
Principal repayment	(187)
Foreign exchange loss	5
Balance as at December 31, 2020	$503
Current portion of lease liability	156
Non-current portion of lease liability	$347

Balance as at December 31, 2020	$503
Addition to lease liability	545
Interest expense	29
Principal repayment	(209)
Foreign exchange loss	3
Balance as at December 31, 2021	$871
Current portion of lease liability	254
Non-current portion of lease liability	$617

The remaining life of the Company’s property lease as of December 31, 2021 is 3.0 years.

Lease payments under the Amended Lease were discounted using an incremental borrowing rate of 3.5%. Lease payments under the previous lease were discounted using an incremental borrowing rate of 5%.

Minimum annual payments under the non-cancelable leases, undiscounted, are as follows:

Years ending December 31,

2022	$289
2023	321
2024	325
$935